Basic and diluted net loss per share	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Basic and diluted net loss per share
24	Basic and diluted net loss per share

Basic and diluted net loss per share for the years ended December 31, 2018, 2019 and 2020 are calculated as follows:

	For the years ended December 31,
	2018	2019	2020
Numerator:
Net loss attributable to ordinary shareholders of the Company	(32,409)	(9,603)	(12,618)
Numerator for basic and diluted net loss per share	(32,409)	(9,603)	(12,618)
Denominator:
Denominator for basic and diluted net loss per share - weighted average shares outstanding	26,452,409	28,583,548	39,368,436
Basic net loss per share	(1.23)	(0.34)	(0.32)
Diluted net loss per share	(1.23)	(0.34)	(0.32)

The share options, RSUs, warrants and convertible notes were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect.

The following ordinary share equivalents were excluded from the computation of diluted net loss per ordinary share for the years presented because including them would have had an anti-dilutive effect:

	As of December 31,
	2018	2019	2020
Share options, RSUs and warrants – weighted average (thousands)	505	505	2,998
Convertible notes – weighted average (thousands)	929	6,909	-